Share-Based Payments - Summary of Company's Share Options (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning	135,979,705
Number of Options, Ending			135,979,705
Two Thousand and Sixteen Plan [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning	135,979,705	155,059,183	155,059,183	151,133,235	57,835,912
Number of Options, Granted	42,127,240	2,250,000	11,500,000	39,715,000	119,663,533
Number of Options, Exercised	(661,875)	(6,973,958)	(8,552,187)	(6,511,135)	(25,949,960)
Number of Options, Forfeited	(143,750)	(15,568,541)	(22,027,291)	(29,277,917)	(416,250)
Number of Options, Ending	177,301,320	134,766,684	135,979,705	155,059,183	151,133,235
Number of Options Outstanding, converted	12,708,781
Number of Option, Excercisable	92,731,191	58,381,043	67,667,737	78,269,054	41,736,788
Number of Options Exercisable, converted	6,646,879
Weighted average exercise price, Beginning | $ / shares	$ 0.217	$ 0.203	$ 0.203	$ 0.169	$ 0.015
Weighted average exercise price, Granted | $ / shares	0.718	0.31	0.31	0.279	0.256
Weighted average exercise price, Exercised | $ / shares	0.125	0.022	0.046	0.022	0.232
Weighted average exercise price, Forfeited | $ / shares	0.218	0.225	0.232	0.169	0.061
Weighted average exercise price, Ending | $ / shares	$ 0.337	$ 0.212	$ 0.217	$ 0.203	$ 0.169